12. Stockholders' Equity (Details - Warrant Activity) (September 30, 2019) - Warrants [Member]	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Number of Warrants
Number of warrants - beginning balance	3,800,003
Number of warrants - issued	14,837,000
Number of warrants - exercised	0
Number of warrants - cancelled	0
Number of warrants - ending balance	18,637,003
Number of warrants - exercisable	18,637,003
Weighted average price per share - beginning balance | $ / shares	$ 11.540
Weighted average price per share - issued | $ / shares	11.50
Weighted average price per share - ending balance | $ / shares	11.50
Weighted average price per share - exercisable | $ / shares	$ 11.50
Weighted average remaining term years outstanding	P4Y10M25D
Weighted average remaining term years exercisable	P4Y10M25D
Intrinsic value oustanding | $	$ 0
Intrinsic value exercisable | $	$ 0